Property, plant and equipment	6 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment

4.Property, plant and equipment

	Computer	Furniture	Office	Leasehold	Leased
	equipment	and fitting	equipment	improvement	premise	Total
	US$	US$	US$	US$	US$	US$
Cost:
Balance at July 1, 2023	116,514	19,815	3,404	84,770	657,216	881,719
Written-off	—	—	—	(84,770)	(657,216)	(741,986)
Balance at June 30,2024	116,514	19,815	3,404	—	—	139,733
Addition	—	—	—	—	723,640	723,640
Balance at December 31, 2024	116,514	19,815	3,404	—	723,640	863,373

Accumulated depreciation
Balance at July 1, 2023	116,514	17,797	3,050	83,705	383,378	604,444
Depreciation	—	1,922	354	1,065	73,024	76,365
Written-off	—	—	—	(84,770)	(456,402)	(541,172)
Balance at June 30, 2024	116,514	19,719	3,404	—	—	139,637
Depreciation	—	96	—	—	19,558	19,654
Balance at December 31, 2024	116,514	19,815	3,404	—	19,558	159,291

Carrying amount
Balance at June 30, 2024	—	96	—	—	—	96
Balance at December 31, 2024	—	—	—	—	704,082	704,082

Right-of-use assets acquired under leasing arrangements are presented together with the owned assets of the same class. Details of such leased assets are disclosed in Note 15.

In prior year, the Company terminated its existing tenancy agreement for its Singapore office premises due to moving to a new office premise.

In December 2024, the Company entered into a new lease for its Hong Kong office premises.